Leases - Summary of Minimum Annual Rental Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 172,305
2017	135,811
2018	120,334
2019	107,791
2020	94,172
Thereafter	$ 693,441